Collaborative Research, Development, and License Agreements (Tables)	12 Months Ended
Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Capitalized License Fees	Capitalized license fees consisted of the following (in thousands):

	March 31, 2023	March 31, 2022
License fees	$114	$218
Less accumulated amortization	(101)	(124)
License fees, net	$13	$94